Shareholders' Equity and Redeemable Non-Controlling Interest - Schedule of payments of equity securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Payments for Repurchase of Equity [Abstract]
Common stock		$ 950,722
Other equity instruments		39,292
Total cash paid	$ 113	$ 990,014